1. CORPORATE INFORMATION	12 Months Ended
Jan. 31, 2025
Notes
1. CORPORATE INFORMATION

1.CORPORATE INFORMATION

Pacific Booker Minerals Inc. (the “Company”) was incorporated in the Province of British Columbia on February 18, 1983, under the Business Corporation Act of British Columbia.  On February 8, 2000, the Company changed its name to “Pacific Booker Minerals Inc.” from Booker Gold Explorations Limited  The address of the Company’s corporate office and principal place of business is located at Suite #1203 - 1166 Alberni Street, Vancouver, British Columbia, Canada.

The Company’s principal business activity is the exploration of its mineral property interests, with its principal mineral property interests located in Canada.  The Company is listed on the TSX Venture Exchange (“TSX-V”) under the symbol “BKM” and was listed on the NYSE MKT Equities Exchange (“NYSE MKT”) under the symbol “PBM” until the voluntary delisting on April 29, 2016.